Unaudited Condensed Consolidated Statements of Changes in Stockholders’ Deficit - USD ($)	Common Stock	Additional Paid-in Capital	Accumulated Deficit	Total
Balance at Mar. 02, 2021
Balance (in Shares) at Mar. 02, 2021
Common stock issued to initial stockholders	$ 288	24,712		25,000
Common stock issued to initial stockholders (in Shares)	2,875,000
Net income (loss)			(490)	(490)
Balance at Dec. 31, 2021	$ 288	24,712	(490)	24,510
Balance (in Shares) at Dec. 31, 2021	2,875,000
Net income (loss)			(668)	(668)
Balance at Mar. 31, 2022	$ 288	24,712	(1,158)	23,842
Balance (in Shares) at Mar. 31, 2022	2,875,000
Balance at Dec. 31, 2021	$ 288	24,712	(490)	24,510
Balance (in Shares) at Dec. 31, 2021	2,875,000
Net income (loss)				8,513
Balance at Sep. 30, 2022	$ 313		(3,430,540)	(3,430,227)
Balance (in Shares) at Sep. 30, 2022	3,132,500
Balance at Dec. 31, 2021	$ 288	24,712	(490)	24,510
Balance (in Shares) at Dec. 31, 2021	2,875,000
Stock-based compensation		62,500		62,500
Issuance of 257,500 private placement units	$ 25	2,574,975		2,575,000
Issuance of 257,500 private placement units (in Shares)	257,500
Relative fair value of public warrants at issuance		1,016,600		1,016,600
Relative fair value of anchor investor shares		3,626,296		3,626,296
Relative fair value of rights included in public units		1,329,317		1,329,317
Allocated value of transaction costs to common stock		(272,626)		(272,626)
Accretion for common stock to redemption amount		(8,361,774)	(4,114,731)	(12,476,505)
Net income (loss)			577,440	577,440
Balance at Dec. 31, 2022	$ 313		(3,537,781)	(3,537,468)
Balance (in Shares) at Dec. 31, 2022	3,132,500
Balance at Mar. 31, 2022	$ 288	24,712	(1,158)	23,842
Balance (in Shares) at Mar. 31, 2022	2,875,000
Stock-based compensation		62,500		62,500
Net income (loss)			(63,679)	(63,679)
Balance at Jun. 30, 2022	$ 288	87,212	(64,837)	22,663
Balance (in Shares) at Jun. 30, 2022	2,875,000
Issuance of 257,500 private placement units	$ 25	2,574,975		2,575,000
Issuance of 257,500 private placement units (in Shares)	257,500
Relative fair value of public warrants at issuance		1,016,600		1,016,600
Relative fair value of anchor investor shares		3,626,296		3,626,296
Relative fair value of rights included in public units		1,329,317		1,329,317
Allocated value of transaction costs to common stock		(272,626)		(272,626)
Accretion for common stock to redemption amount		(8,361,774)	(3,438,563)	(11,800,337)
Net income (loss)			72,860	72,860
Balance at Sep. 30, 2022	$ 313		(3,430,540)	(3,430,227)
Balance (in Shares) at Sep. 30, 2022	3,132,500
Balance at Dec. 31, 2022	$ 313		(3,537,781)	(3,537,468)
Balance (in Shares) at Dec. 31, 2022	3,132,500
Accretion for common stock to redemption amount			(939,518)	(939,518)
Net income (loss)			(339,791)	(339,791)
Balance at Mar. 31, 2023	$ 313		(4,817,090)	(4,816,777)
Balance (in Shares) at Mar. 31, 2023	3,132,500
Balance at Dec. 31, 2022	$ 313		(3,537,781)	$ (3,537,468)
Balance (in Shares) at Dec. 31, 2022	3,132,500
Common stock issued to initial stockholders (in Shares)				750,000
Accretion for common stock to redemption amount				$ (2,457,120)
Net income (loss)				(511,741)
Balance at Sep. 30, 2023	$ 313		(7,331,627)	(7,331,314)
Balance (in Shares) at Sep. 30, 2023	3,132,500
Balance at Mar. 31, 2023	$ 313		(4,817,090)	(4,816,777)
Balance (in Shares) at Mar. 31, 2023	3,132,500
Accretion for common stock to redemption amount			(940,225)	(940,225)
Excise tax payable attributable to redemption of common stock			(824,985)	(824,985)
Net income (loss)			49,438	49,438
Balance at Jun. 30, 2023	$ 313		(6,532,862)	(6,532,549)
Balance (in Shares) at Jun. 30, 2023	3,132,500
Accretion for common stock to redemption amount			(577,377)	(577,377)
Net income (loss)			(221,388)	(221,388)
Balance at Sep. 30, 2023	$ 313		$ (7,331,627)	$ (7,331,314)
Balance (in Shares) at Sep. 30, 2023	3,132,500